INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
12.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

USA

500.com USA is incorporated in the USA and does not conduct any substantive operations of its own. No provision for USA income tax has been made in the financial statements as 500.com USA was established in July 2014 and had no assessable income for the year ended December 31, 2014.

British Virgin Islands

Under the current laws of the British Virgin Islands, BVI is not subject to tax on income or capital gains.

Hong Kong

Under the current laws, profits tax in Hong Kong is generally assessed at the rate of 16.5% of taxable income.

PRC

A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, Youlanguang Technology and E-Sun Network are subject to the EIT rate of 25% for the three years ended December 31, 2014. The newly established VIEs, 500Fu and Baifengrun Technology, are also subject to the EIT rate of 25% for the year ended December 31, 2014.

E-Sun Sky Network, which qualified as a “Software Enterprise”, was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for the succeeding three years commencing from the first profit-making year. 2006 was the first year of EIT exemption for E-Sun Sky Network. In October 2011, E-Sun Sky Network obtained the certificate of “High-tech Enterprise” and was granted a preferential income tax rate of 15% for the three years commencing from 2011. In September 2014, E-Sun Sky Network renewed the certificate of “High-tech Enterprise” and was still applicable to the preferential income tax rate of 15% for the three years ended December 31, 2016. In 2014, E-Sun Sky Network obtained the certificate of “Key Software Enterprise” and therefore was granted a preferential income tax rate of 10% for the two years ended December 31, 2014. Thus, E-Sun Sky Network complied with the lower preferential tax rate of 10% in 2013 and 2014.

In March 2011, E-Sun Sky Computer obtained the certificate of “Software Enterprise”, and was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for the succeeding three years commencing from the first profit-making year. 2011 was the first year of EIT exemption for E-Sun Sky Computer. E-Sun Sky Computer is subject to EIT at the rate of 0%, 12.5% and 12.5% in 2012, 2013 and 2014, respectively.

In June 2013, Guangtiandi Technology obtained the certificate of “Software Enterprise”, and was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for the succeeding three years commencing from the first profit-making year. 2014 was the second year of EIT exemption for Guangtiandi Technology. Guangtiandi Technology is subject to EIT at the rate of 25%, 0% and 0% in 2012, 2013 and 2014, respectively.

Lhasa Yicai was established in Tibet in 2014 and qualified as a “Western Area Encouraged Industry”. According to local government, policy qualified entities were granted a preferential tax rate of 15% from January 1, 2011 to December 31, 2020. Therefore, Lhasa Yicai is entitled to a preferential tax rate of 15% for the year ended December 31, 2014.

Income (loss) before income taxes consists of:

	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Cayman Islands	(2,842)	(32,227)	157,049	25,313
British Virgin Islands	(22)	(12)	(4)	(1)
Hong Kong	(159)	(297)	(838)	(135)
PRC	25,267	62,296	8,829	1,423

	22,244	29,760	165,036	26,600

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Current tax expense	(10,856)	(20,839)	(31,918)	(5,144)
Deferred tax benefit (expense)	(7,145)	97,133	23,931	3,857

Income tax benefit (expense)	(18,001)	76,294	(7,987)	(1,287)

The reconciliation of tax computed by applying the statutory income tax rate applicable to PRC operations to income tax expense is as follows:

	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Income before income taxes	22,244	29,760	165,036	26,600
Income tax computed at applicable tax rates (25%)	5,561	7,440	41,259	6,650
Effect of different tax rates in different jurisdictions	755	8,134	1,313	212
Non-deductible expenses	8,603	15,810	28,103	4,529
Effect of tax holiday	(8,449)	(942)	(16,170)	(2,606)
Effect of tax rate changes	(3,076)	(15,581)	(38,747)	(6,245)
Change in valuation allowance	1,621	(1,900)	18	3
Changes in interest and penalties on unrecognized tax benefits	544	2,222	(349)	(56)
Effect of EIT reversal for previous years	-	(2,741)	(7,758)	(1,250)
Outside basis differences	11,919	(88,796)	-
Others	523	60	318	50
	18,001	(76,294)	7,987	1,287

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Balance at beginning of year	4,315	11,577	27,405	4,417
Increase relating to current year tax positions	7,464	18,843	18,014	2,903
Decrease relating to prior year tax positions	-	(2,955)	(5,202)	(838)
Decrease relating to expiration of applicable statute of limitations	(202)	(60)	(1,316)	(212)

Balance at end of year	11,577	27,405	38,901	6,270

At December 31, 2012, 2013 and 2014, there are RMB6,024, RMB14,342 and RMB13,067 (US$2,106) of unrecognized tax benefits that would affect the annual effective tax rate if recognized. The unrecognized tax benefits mainly related to non-deductible expenses. It is possible that the amount of unrecognized tax benefits will change in the next 12 months, pending factors such as changes in PRC tax law or administrative practices and precedents, or tax authority inquiries. An estimate of the change cannot be reasonably made.

The Group recognizes interest and penalties accrued related to unrecognized tax benefits in taxation expenses. During the years ended December 31, 2012, 2013 and 2014, the Group recognized approximately RMB544, RMB2,463 and RMB2,119 (US$342) and reversed approximately nil, RMB241 and RMB2,469 (US$398) in interest and penalties. The Group had accrued approximately RMB1,091, RMB3,313 and RMB2,963 (US$478) for the payment of interest and penalties as of December 31, 2012, 2013 and 2014, respectively. In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group's tax filings. As of December 31, 2014, the PRC subsidiaries 2011-2014 tax returns remain open to examination.

The aggregate amount and per share effect of tax holidays are as follows:

	2012	2013	2014	2014
	RMB	RMB	RMB	US$

The aggregate amount	8,449	942	16,170	2,606
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares outstanding
Basic	0.04	-	0.05	0.01

Diluted	0.04	-	0.05	0.01

The components of deferred taxes are as follows:

	2013	2014	2014
	RMB	RMB	US$

Deferred tax assets, current portion
Accrued payroll and welfare payable	1,630	3,631	585
Advertising expenditure deductible in future years	11,675	33,466	5,393
Deferred government grants	2,813	2,597	419
Changes in fair value of the Structured deposit	-	169	27
Less: valuation allowance	(102)	(102)	(16)

Total deferred tax assets, current portion	16,016	39,761	6,408

Deferred tax assets, non-current portion
Net operating losses (“NOLs”)	1,234	1,438	231
Less: valuation allowance	(1,077)	(1,095)	(176)

Total deferred tax assets, non-current portion	157	343	55

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

As of December 31, 2014, the Group had NOLs of approximately RMB5,754 (US$927) from several of its VIEs, which can be carried forward to offset future net profit for income tax purposes. The NOLs as of December 31, 2014 will expire in years 2015 to 2019 if not utilized.

Reversal of deferred tax liabilities arising from outside basis differences

Deferred tax liabilities arising from outside basis differences of the Company's investments in subsidiaries are considered under ASC 740-30. The deferred tax expense relating to outside basis differences arises from (i) aggregate undistributed earnings and share capital of the VIEs that are available for distribution to E-Sun Sky Computer, a PRC tax resident company, and (ii) aggregate undistributed earnings of the foreign subsidiaries that are available for distribution to the Company.

On December 6, 2012, the Company declared the distribution of dividends totaling RMB90,000 to all ordinary shareholders of the Company. Upon the declaration of this distribution of dividends, the Company's management ceased indefinite reinvestment plan on the undistributed earnings of the PRC subsidiaries. As a result, the Company recorded a deferred tax liability relating to the aggregate undistributed earnings of the PRC subsidiaries that are available for distribution to the Company.

On December 28, 2013, the Company agreed to provide unlimited financial support to the VIEs and replaced E-Sun Sky Computer as the primary beneficiary of the VIEs. In addition, management has asserted to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. As the Company is indefinitely reinvesting the undistributed earnings of the Group's foreign subsidiaries in the PRC, the deferred tax liabilities (i.e. RMB88,796), arising from the aggregate outside basis differences of the foreign subsidiaries and the VIEs were reversed during the year ended December 31, 2013.

The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries is RMB304,191 and RMB542,027 (US$87,359) as of December 31, 2013 and 2014, respectively. Upon repatriation of the foreign subsidiaries and the VIEs' earnings, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. Determination of the amount of unrecognized deferred US income tax liability is not practicable.